Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ Destination Fund
Schedule of Investments in Affiliated Issuers–98.14%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–10.74%
Invesco Global Real Estate Income Fund, Class R6	6.90%	$372,819	$110,607	$(69,892)	$(102,253)	$2,069	$6,632	41,836	$313,350
Invesco Multi-Asset Income Fund, Class R6	3.84%	201,619	48,193	(25,632)	(46,840)	(2,902)	9,531	23,196	174,438
Total Alternative Funds		574,438	158,800	(95,524)	(149,093)	(833)	16,163		487,788
Domestic Equity Funds–20.93%
Invesco PureBetaSM MSCI USA ETF	3.13%	—	178,244	(2,780)	(33,085)	(519)	1,271	3,967	141,860
Invesco S&P 500® Enhanced Value ETF	7.98%	432,173	84,762	(77,221)	(94,473)	16,912	7,515	10,007	362,153
Invesco S&P 500® High Dividend Low Volatility ETF	9.82%	544,492	108,848	(140,140)	(87,404)	20,214	14,523	11,404	446,010
Total Domestic Equity Funds		976,665	371,854	(220,141)	(214,962)	36,607	23,309		950,023
Fixed Income Funds–54.06%
Invesco Core Plus Bond Fund, Class R6	8.54%	424,429	129,013	(78,448)	(78,539)	(8,589)	9,104	43,338	387,866
Invesco Floating Rate ESG Fund, Class R6	6.30%	300,333	63,540	(55,071)	(22,017)	(748)	9,589	42,439	286,037
Invesco High Yield Bond Factor ETF	5.27%	336,808	68,164	(106,126)	(51,407)	(8,343)	11,405	11,632	239,096
Invesco Income Fund, Class R6	6.23%	300,088	69,833	(52,151)	(33,115)	(1,885)	7,490	40,454	282,770
Invesco Intermediate Bond Factor Fund, Class R6	3.94%	199,563	55,617	(41,289)	(30,961)	(3,843)	2,999	19,745	179,087
Invesco International Bond Fund, Class R6	5.55%	277,190	84,663	(40,155)	(64,564)	(5,307)	7,205	64,241	251,827
Invesco Short Duration Inflation Protected Fund, Class R6	4.56%	225,495	57,393	(51,505)	(23,092)	(1,183)	12,358	21,395	207,108
Invesco Taxable Municipal Bond ETF	10.92%	545,686	193,689	(110,240)	(121,712)	(11,609)	11,946	19,330	495,814
Invesco Variable Rate Preferred ETF	2.75%	225,763	40,305	(111,408)	(27,067)	(2,675)	6,481	5,704	124,918
Total Fixed Income Funds		2,835,355	762,217	(646,393)	(452,474)	(44,182)	78,577		2,454,523
Foreign Equity Funds–7.60%
Invesco S&P International Developed Low Volatility ETF	7.60%	404,075	90,239	(52,519)	(96,941)	197	14,680	13,998	345,051
Money Market Funds–4.81%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(b)	2.26%	121,437	854,901	(873,966)	—	—	793	102,372	102,372
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(b)	2.55%	135,061	854,902	(873,966)	46	(58)	890	115,961	115,985
Total Money Market Funds		256,498	1,709,803	(1,747,932)	46	(58)	1,683		218,357
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $5,114,620)	98.14%	5,047,031	3,092,913	(2,762,509)	(913,424)	(8,269)	134,412		4,455,742

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(b)	—	—	1,346,051	(1,346,051)	—	—	148(c)	—	—
Invesco Private Prime Fund, 3.11%(b)	—	—	3,140,056	(3,140,089)	—	33	778(c)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	4,486,107	(4,486,140)	—	33	926		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $5,114,620)	98.14%	$5,047,031	$7,579,020	$(7,248,649)	$(913,424)	$(8,236)	$135,338		$4,455,742
OTHER ASSETS LESS LIABILITIES	1.86%								84,618
NET ASSETS	100.00%								$4,540,360
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(c)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2010 Fund
Schedule of Investments in Affiliated Issuers–100.28%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–9.59%
Invesco Global Real Estate Income Fund, Class R6	6.34%	$34,489	$17,616	$(1,594)	$(10,403)	$(122)	$747	5,339	$39,986
Invesco Multi-Asset Income Fund, Class R6	3.25%	16,259	10,099	(996)	(4,783)	(104)	965	2,723	20,475
Total Alternative Funds		50,748	27,715	(2,590)	(15,186)	(226)	1,712		60,461
Domestic Equity Funds–23.40%
Invesco Main Street Small Cap Fund, Class R6	0.78%	5,121	1,957	(976)	(938)	(227)	—	298	4,937
Invesco PureBetaSM MSCI USA ETF	2.57%	—	19,686	—	(3,487)	—	147	453	16,199
Invesco S&P 500® Enhanced Value ETF	9.00%	53,844	20,439	(6,263)	(11,470)	196	1,073	1,568	56,746
Invesco S&P 500® High Dividend Low Volatility ETF	11.05%	65,249	24,706	(10,392)	(10,204)	335	1,957	1,782	69,694
Total Domestic Equity Funds		124,214	66,788	(17,631)	(26,099)	304	3,177		147,576
Fixed Income Funds–53.50%
Invesco Core Plus Bond Fund, Class R6	8.63%	47,477	20,218	(2,778)	(10,167)	(294)	1,139	6,083	54,456
Invesco Floating Rate ESG Fund, Class R6	6.25%	33,672	11,903	(3,320)	(2,705)	(96)	1,209	5,854	39,454
Invesco High Yield Bond Factor ETF	5.32%	36,478	11,689	(7,573)	(6,351)	(697)	1,378	1,632	33,546
Invesco Income Fund, Class R6	5.76%	30,889	11,529	(2,078)	(3,886)	(93)	870	5,202	36,361
Invesco Intermediate Bond Factor Fund, Class R6	4.09%	21,492	9,873	(1,394)	(4,076)	(105)	376	2,844	25,790
Invesco International Bond Fund, Class R6	5.15%	28,349	12,077	—	(7,961)	—	836	8,281	32,465
Invesco Short Duration Inflation Protected Fund, Class R6	4.56%	24,406	10,492	(3,011)	(3,082)	(58)	1,603	2,970	28,747
Invesco Taxable Municipal Bond ETF	11.05%	61,504	25,771	(1,628)	(15,778)	(178)	1,479	2,717	69,691
Invesco Variable Rate Preferred ETF	2.69%	22,628	5,915	(8,365)	(2,447)	(780)	745	774	16,951
Total Fixed Income Funds		306,895	119,467	(30,147)	(56,453)	(2,301)	9,635		337,461
Foreign Equity Funds–8.74%
Invesco Developing Markets Fund, Class R6	0.93%	6,304	1,841	—	(2,276)	—	—	185	5,869
Invesco S&P International Developed Low Volatility ETF	7.81%	43,954	19,634	(2,359)	(11,803)	(175)	1,836	1,998	49,251
Total Foreign Equity Funds		50,258	21,475	(2,359)	(14,079)	(175)	1,836		55,120
Money Market Funds–5.05%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(b)	1.77%	10,297	81,036	(80,172)	—	—	62	11,161	11,161
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(b)	1.26%	7,353	57,884	(57,266)	3	(4)	56	7,969	7,970
Invesco Treasury Portfolio, Institutional Class, 2.87%(b)	2.02%	11,768	92,612	(91,625)	—	—	80	12,755	12,755
Total Money Market Funds		29,418	231,532	(229,063)	3	(4)	198		31,886
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $741,691)	100.28%	561,533	466,977	(281,790)	(111,814)	(2,402)	16,558		632,504

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(b)	—	—	15,894	(15,894)	—	—	7(c)	—	—
Invesco Private Prime Fund, 3.11%(b)	—	—	38,124	(38,124)	—	—	17(c)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	54,018	(54,018)	—	—	24		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $741,691)	100.28%	$561,533	$520,995	$(335,808)	$(111,814)	$(2,402)	$16,582		$632,504
OTHER ASSETS LESS LIABILITIES	(0.28)%								(1,757)
NET ASSETS	100.00%								$630,747
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(c)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2015 Fund
Schedule of Investments in Affiliated Issuers–100.76%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–6.89%
Invesco Global Real Estate Income Fund, Class R6	4.62%	$74,415	$23,516	$(12,622)	$(20,713)	$(383)	$1,417	8,573	$64,213
Invesco Multi-Asset Income Fund, Class R6	2.27%	32,671	9,497	(1,508)	(8,776)	(300)	1,741	4,200	31,584
Total Alternative Funds		107,086	33,013	(14,130)	(29,489)	(683)	3,158		95,797
Domestic Equity Funds–25.85%
Invesco Main Street Small Cap Fund, Class R6	2.80%	54,735	11,917	(16,460)	(9,959)	(1,229)	—	2,352	39,004
Invesco PureBetaSM MSCI USA ETF	2.21%	—	41,847	(3,673)	(7,063)	(429)	293	858	30,682
Invesco S&P 500® Enhanced Value ETF	9.36%	165,264	22,517	(28,184)	(31,683)	2,334	2,837	3,599	130,248
Invesco S&P 500® High Dividend Low Volatility ETF	11.48%	203,307	22,720	(42,173)	(28,215)	4,047	5,390	4,083	159,686
Total Domestic Equity Funds		423,306	99,001	(90,490)	(76,920)	4,723	8,520		359,620
Fixed Income Funds–52.34%
Invesco Core Plus Bond Fund, Class R6	8.59%	139,327	23,629	(14,809)	(25,814)	(2,769)	3,009	13,360	119,564
Invesco Floating Rate ESG Fund, Class R6	6.17%	99,121	12,377	(18,352)	(6,350)	(927)	3,168	12,740	85,869
Invesco High Yield Bond Factor ETF	5.41%	102,530	16,268	(24,595)	(16,379)	(2,572)	3,644	3,661	75,252
Invesco Income Fund, Class R6	4.78%	73,977	11,794	(10,339)	(8,094)	(829)	1,942	9,515	66,509
Invesco Intermediate Bond Factor Fund, Class R6	4.16%	64,528	11,083	(6,280)	(10,734)	(745)	998	6,378	57,852
Invesco International Bond Fund, Class R6	4.56%	74,264	17,459	(9,177)	(16,192)	(2,861)	1,979	16,198	63,493
Invesco Short Duration Inflation Protected Fund, Class R6	4.77%	73,961	9,817	(9,437)	(7,621)	(324)	4,118	6,859	66,396
Invesco Taxable Municipal Bond ETF	11.39%	180,390	40,640	(18,724)	(40,981)	(2,936)	3,914	6,175	158,389
Invesco Variable Rate Preferred ETF	2.51%	57,594	9,389	(24,106)	(7,082)	(908)	1,767	1,593	34,887
Total Fixed Income Funds		865,692	152,456	(135,819)	(139,247)	(14,871)	24,539		728,211
Foreign Equity Funds–10.11%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	1.18%	24,681	3,137	(5,618)	(4,684)	(1,118)	—	590	16,398
Invesco Developing Markets Fund, Class R6	1.40%	24,876	5,727	(2,259)	(7,972)	(868)	—	615	19,504
Invesco S&P International Developed Low Volatility ETF	7.53%	124,520	22,180	(11,933)	(28,872)	(1,108)	4,492	4,251	104,787
Total Foreign Equity Funds		174,077	31,044	(19,810)	(41,528)	(3,094)	4,492		140,689
Money Market Funds–5.57%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)	2.80%	43,354	226,184	(230,661)	—	—	277	38,877	38,877
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)	2.77%	43,051	226,184	(230,661)	10	(16)	277	38,560	38,568
Total Money Market Funds		86,405	452,368	(461,322)	10	(16)	554		77,445
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,612,638)	100.76%	1,656,566	767,882	(721,571)	(287,174)	(13,941)	41,263		1,401,762

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(c)	—	—	95,128	(95,128)	—	—	27(d)	—	—
Invesco Private Prime Fund, 3.11%(c)	—	—	209,591	(209,593)	—	2	78(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	304,719	(304,721)	—	2	105		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,612,638)	100.76%	$1,656,566	$1,072,601	$(1,026,292)	$(287,174)	$(13,939)	$41,368		$1,401,762
OTHER ASSETS LESS LIABILITIES	(0.76)%								(10,530)
NET ASSETS	100.00%								$1,391,232
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2020 Fund
Schedule of Investments in Affiliated Issuers–101.19%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–5.30%
Invesco Global Real Estate Income Fund, Class R6	3.15%	$382,843	$62,002	$(56,316)	$(100,399)	$1,527	$6,491	38,673	$289,657
Invesco Macro Allocation Strategy Fund, Class R6	0.89%	123,136	—	(30,577)	(7,908)	(3,121)	—	10,728	81,530
Invesco Multi-Asset Income Fund, Class R6	1.26%	125,351	37,727	(13,170)	(32,675)	(1,628)	6,525	15,373	115,605
Total Alternative Funds		631,330	99,729	(100,063)	(140,982)	(3,222)	13,016		486,792
Domestic Equity Funds–30.65%
Invesco Main Street Small Cap Fund, Class R6	4.15%	586,764	86,156	(176,632)	(99,498)	(15,894)	—	22,973	380,896
Invesco PureBetaSM MSCI USA ETF	6.44%	624,487	365,732	(212,307)	(217,144)	31,060	7,222	16,550	591,828
Invesco Russell 1000 Dynamic Multifactor ETF	5.14%	821,239	55,777	(259,139)	(192,271)	46,200	5,788	12,079	471,806
Invesco S&P 500® Enhanced Value ETF	4.21%	379,840	203,338	(102,221)	(115,012)	20,709	8,442	10,684	386,654
Invesco S&P 500® High Dividend Low Volatility ETF	5.44%	514,109	248,589	(185,953)	(105,486)	27,902	17,446	12,763	499,161
Invesco U.S. Managed Volatility Fund, Class R6	5.27%	820,799	59,148	(262,688)	(163,124)	29,877	—	40,810	484,012
Total Domestic Equity Funds		3,747,238	1,018,740	(1,198,940)	(892,535)	139,854	38,898		2,814,357
Fixed Income Funds–50.87%
Invesco Core Plus Bond Fund, Class R6	8.75%	1,060,678	147,485	(206,454)	(167,202)	(31,473)	20,469	89,724	803,034
Invesco Floating Rate ESG Fund, Class R6	5.73%	628,753	81,986	(141,526)	(40,812)	(2,391)	18,795	78,043	526,010
Invesco High Yield Bond Factor ETF	5.34%	749,467	56,079	(187,294)	(111,536)	(16,561)	24,511	23,846	490,155
Invesco Income Fund, Class R6	2.28%	186,630	98,078	(47,475)	(27,444)	(121)	5,952	29,995	209,668
Invesco Intermediate Bond Factor Fund, Class R6	4.16%	493,721	70,473	(101,990)	(69,388)	(10,781)	6,828	42,121	382,035
Invesco International Bond Fund, Class R6	3.41%	375,455	91,844	(59,581)	(84,891)	(9,721)	9,579	79,874	313,106
Invesco Short Duration Inflation Protected Fund, Class R6	4.76%	563,057	73,863	(146,537)	(49,002)	(4,598)	27,485	45,122	436,783
Invesco Taxable Municipal Bond ETF	11.13%	1,373,344	238,571	(282,830)	(258,287)	(48,620)	27,044	39,851	1,022,178
Invesco Variable Rate Investment Grade ETF	3.59%	499,346	23,041	(186,538)	(5,905)	(430)	3,967	13,384	329,514
Invesco Variable Rate Preferred ETF	1.72%	185,898	59,625	(54,242)	(28,339)	(4,977)	7,375	7,213	157,965
Total Fixed Income Funds		6,116,349	941,045	(1,414,467)	(842,806)	(129,673)	152,005		4,670,448
Foreign Equity Funds–9.74%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	2.16%	407,005	73,008	(198,414)	(26,453)	(57,011)	—	7,125	198,135
Invesco Developing Markets Fund, Class R6	2.07%	409,798	64,493	(178,805)	(41,821)	(63,715)	—	5,992	189,950
Invesco International Small-Mid Company Fund, Class R6	1.08%	194,395	26,538	(53,170)	(68,616)	310	—	2,942	99,457
Invesco RAFI™ Strategic Developed ex-US ETF	1.82%	313,297	12,365	(108,327)	(56,112)	5,826	6,126	7,188	167,049
Invesco S&P International Developed Low Volatility ETF	2.61%	187,338	174,434	(50,144)	(72,262)	(39)	10,709	9,709	239,327
Total Foreign Equity Funds		1,511,833	350,838	(588,860)	(265,264)	(114,629)	16,835		893,918
Money Market Funds–4.63%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)	2.18%	319,469	2,170,711	(2,289,939)	—	—	1,452	200,241	200,241
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)	2.45%	343,753	2,170,711	(2,289,939)	80	(125)	1,630	224,435	224,480
Total Money Market Funds		663,222	4,341,422	(4,579,878)	80	(125)	3,082		424,721
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $10,835,289)	101.19%	12,669,972	6,751,774	(7,882,208)	(2,141,507)	(107,795)	223,836		9,290,236
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2020 Fund (continued)
Schedule of Investments in Affiliated Issuers–101.19%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(c)	—	$—	$969,001	$(969,001)	$—	$—	$197(d)	—	$—
Invesco Private Prime Fund, 3.11%(c)	—	—	2,292,643	(2,292,713)	—	70	552(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	3,261,644	(3,261,714)	—	70	749		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $10,835,289)	101.19%	$12,669,972	$10,013,418	$(11,143,922)	$(2,141,507)	$(107,725)	$224,585		$9,290,236
OTHER ASSETS LESS LIABILITIES	(1.19)%								(109,054)
NET ASSETS	100.00%								$9,181,182
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2025 Fund
Schedule of Investments in Affiliated Issuers–102.54%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–5.10%
Invesco Global Real Estate Income Fund, Class R6	2.95%	$740,583	$118,784	$(29,688)	$(202,758)	$2,266	$13,419	84,004	$629,187
Invesco Macro Allocation Strategy Fund, Class R6	1.95%	492,821	23,268	(51,371)	(45,983)	(4,527)	—	54,501	414,208
Invesco Multi-Asset Income Fund, Class R6	0.20%	—	54,731	—	(11,743)	—	2,310	5,716	42,988
Total Alternative Funds		1,233,404	196,783	(81,059)	(260,484)	(2,261)	15,729		1,086,383
Domestic Equity Funds–38.59%
Invesco Discovery Mid Cap Growth Fund, Class R6	2.54%	736,567	154,845	(120,401)	(248,705)	19,622	—	21,861	541,928
Invesco Main Street Small Cap Fund, Class R6	4.99%	1,289,724	266,665	(196,816)	(273,465)	(22,147)	—	64,171	1,063,961
Invesco PureBetaSM MSCI USA ETF	8.48%	1,476,437	972,180	(114,136)	(530,278)	2,857	21,180	50,533	1,807,060
Invesco Russell 1000 Dynamic Multifactor ETF	8.48%	2,150,998	378,560	(231,273)	(518,050)	25,392	20,691	46,227	1,805,627
Invesco S&P 500® Enhanced Value ETF	0.55%	—	149,618	—	(33,448)	—	2,477	3,210	116,170
Invesco S&P 500® High Dividend Low Volatility ETF	0.74%	—	199,454	(14,391)	(28,409)	725	5,304	4,024	157,379
Invesco U.S. Managed Volatility Fund, Class R6	12.81%	3,436,423	428,121	(466,825)	(706,848)	36,932	—	230,000	2,727,803
Total Domestic Equity Funds		9,090,149	2,549,443	(1,143,842)	(2,339,203)	63,381	49,652		8,219,928
Fixed Income Funds–46.13%
Invesco Core Plus Bond Fund, Class R6	7.66%	1,726,190	380,004	(109,205)	(345,547)	(20,740)	38,559	182,202	1,630,702
Invesco Floating Rate ESG Fund, Class R6	4.44%	991,922	100,074	(70,130)	(72,990)	(4,020)	33,278	140,186	944,856
Invesco High Yield Bond Factor ETF	5.16%	1,228,913	139,148	(14,029)	(253,544)	(1,268)	48,746	53,477	1,099,220
Invesco Income Fund, Class R6	2.06%	493,541	22,683	(24,296)	(57,117)	3,246	11,667	62,669	438,057
Invesco Intermediate Bond Factor Fund, Class R6	3.67%	863,932	111,668	(40,446)	(146,610)	(5,865)	13,331	86,293	782,679
Invesco International Bond Fund, Class R6	2.37%	493,458	146,268	—	(136,008)	—	14,013	128,500	503,718
Invesco Short Duration Inflation Protected Fund, Class R6	4.44%	984,485	153,890	(80,924)	(106,484)	(5,319)	57,220	97,691	945,648
Invesco Taxable Municipal Bond ETF	11.41%	2,706,477	700,666	(318,251)	(602,550)	(55,851)	58,714	94,756	2,430,491
Invesco Variable Rate Investment Grade ETF	4.61%	1,107,752	65,307	(171,895)	(16,759)	(2,313)	12,109	39,890	982,092
Invesco Variable Rate Preferred ETF(b)	0.31%	—	78,579	—	(11,850)	—	2,671	3,047	66,729
Total Fixed Income Funds		10,596,670	1,898,287	(829,176)	(1,749,459)	(92,130)	290,308		9,824,192
Foreign Equity Funds–11.77%
Invesco EQV Emerging Markets All Cap Fund, Class R6(c)	2.66%	985,018	131,786	(311,485)	(133,560)	(104,756)	—	20,388	567,003
Invesco Developing Markets Fund, Class R6	2.38%	986,155	163,858	(355,416)	(143,558)	(143,648)	—	16,006	507,391
Invesco International Small-Mid Company Fund, Class R6	1.46%	368,952	120,973	—	(178,880)	—	—	9,200	311,045
Invesco PureBetaSM FTSE Developed ex-North America ETF	0.97%	245,879	86,960	(49,371)	(83,910)	7,916	6,391	10,101	207,474
Invesco RAFI™ Strategic Developed ex-US ETF	2.88%	738,383	80,141	(32,487)	(181,882)	8,823	20,214	26,376	612,978
Invesco S&P International Developed Low Volatility ETF	1.42%	369,187	20,521	—	(87,943)	—	13,176	12,242	301,765
Total Foreign Equity Funds		3,693,574	604,239	(748,759)	(809,733)	(231,665)	39,781		2,507,656
Money Market Funds–0.95%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)	0.33%	44	2,012,255	(1,941,811)	—	—	585	70,488	70,488
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)	0.24%	—	1,437,325	(1,386,958)	9	(18)	422	50,348	50,358
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)	0.38%	50	2,299,720	(2,219,213)	—	—	627	80,557	80,557
Total Money Market Funds		94	5,749,300	(5,547,982)	9	(18)	1,634		201,403
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $25,398,252)	102.54%	24,613,891	10,998,052	(8,350,818)	(5,158,870)	(262,693)	397,104		21,839,562
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2025 Fund (continued)
Schedule of Investments in Affiliated Issuers–102.54%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.19%
Invesco Private Government Fund, 3.01%(d)(e)	0.05%	$—	$924,557	$(913,544)	$—	$—	$118(f)	11,013	$11,013
Invesco Private Prime Fund, 3.11%(d)(e)	0.14%	—	1,734,610	(1,705,170)	—	48	330(f)	29,488	29,488
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,501)	0.19%	—	2,659,167	(2,618,714)	—	48	448		40,501
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $25,438,753)	102.73%	$24,613,891	$13,657,219	$(10,969,532)	$(5,158,870)	$(262,645)	$397,552		$21,880,063
OTHER ASSETS LESS LIABILITIES	(2.73)%								(580,963)
NET ASSETS	100.00%								$21,299,100
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at September 30, 2022.
(c)	Effective February 28, 2022, the underlying fund’s name changed.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2030 Fund
Schedule of Investments in Affiliated Issuers–100.19%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–4.92%
Invesco Global Real Estate Income Fund, Class R6	2.90%	$1,205,879	$180,107	$—	$(327,257)	$—	$21,423	141,352	$1,058,729
Invesco Macro Allocation Strategy Fund, Class R6	2.02%	750,559	78,818	—	(88,722)	—	—	97,455	740,655
Total Alternative Funds		1,956,438	258,925	—	(415,979)	—	21,423		1,799,384
Domestic Equity Funds–45.17%
Invesco Discovery Mid Cap Growth Fund, Class R6	4.46%	2,075,781	521,117	(274,082)	(664,438)	(29,617)	—	65,702	1,628,761
Invesco Main Street Small Cap Fund, Class R6	5.08%	2,074,596	410,558	(154,083)	(452,928)	(22,654)	—	111,911	1,855,489
Invesco PureBetaSM MSCI USA ETF	8.71%	2,383,831	1,798,282	(101,930)	(895,682)	(1,754)	36,325	89,003	3,182,747
Invesco Russell 1000 Dynamic Multifactor ETF	11.20%	4,728,485	967,298	(526,421)	(1,138,523)	63,508	46,483	104,822	4,094,347
Invesco S&P SmallCap Low Volatility ETF	0.72%	389,373	18,048	(72,803)	(98,455)	26,244	6,984	6,468	262,407
Invesco U.S. Managed Volatility Fund, Class R6	15.00%	6,249,164	833,514	(283,084)	(1,322,682)	5,170	—	462,233	5,482,082
Total Domestic Equity Funds		17,901,230	4,548,817	(1,412,403)	(4,572,708)	40,897	89,792		16,505,833
Fixed Income Funds–35.77%
Invesco Core Plus Bond Fund, Class R6	4.32%	1,378,230	535,592	—	(336,972)	—	35,494	176,184	1,576,850
Invesco Floating Rate ESG Fund, Class R6	3.41%	1,146,365	232,066	(35,105)	(95,583)	(311)	40,595	185,079	1,247,432
Invesco High Yield Bond Factor ETF	4.25%	1,570,595	322,364	(1,010)	(339,502)	(92)	64,374	75,522	1,552,355
Invesco Income Fund, Class R6	2.01%	776,409	49,195	—	(90,869)	—	19,672	105,112	734,735
Invesco Intermediate Bond Factor Fund, Class R6	3.18%	1,188,787	186,635	—	(211,873)	—	18,515	128,285	1,163,549
Invesco International Bond Fund, Class R6	2.03%	777,511	159,650	—	(195,189)	—	20,433	189,279	741,972
Invesco Short Duration Inflation Protected Fund, Class R6	2.44%	759,760	254,458	(18,843)	(103,603)	(548)	53,675	92,069	891,224
Invesco Taxable Municipal Bond ETF	9.82%	3,814,823	963,222	(240,368)	(898,803)	(50,926)	85,000	139,881	3,587,948
Invesco Variable Rate Investment Grade ETF	4.31%	1,551,690	90,653	(40,280)	(28,226)	(4)	18,229	63,925	1,573,833
Total Fixed Income Funds		12,964,170	2,793,835	(335,606)	(2,300,620)	(51,881)	355,987		13,069,898
Foreign Equity Funds–13.80%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	3.15%	1,795,416	297,980	(499,113)	(263,061)	(179,785)	—	41,404	1,151,437
Invesco Developing Markets Fund, Class R6	2.75%	1,698,746	358,287	(539,028)	(287,591)	(224,525)	—	31,732	1,005,889
Invesco International Select Equity Fund, Class R6	0.68%	793,839	72,500	(443,862)	4,484	(177,862)	—	29,514	249,099
Invesco International Small-Mid Company Fund, Class R6	1.36%	610,297	177,104	(6,333)	(284,315)	22	—	14,693	496,775
Invesco PureBetaSM FTSE Developed ex-North America ETF	1.38%	384,122	292,154	—	(171,033)	—	14,241	24,598	505,243
Invesco RAFI™ Strategic Developed ex-US ETF	3.03%	1,165,228	237,925	—	(295,674)	—	33,787	47,654	1,107,479
Invesco S&P International Developed Low Volatility ETF	1.45%	581,902	91,518	—	(145,614)	—	21,345	21,412	527,806
Total Foreign Equity Funds		7,029,550	1,527,468	(1,488,336)	(1,442,804)	(582,150)	69,373		5,043,728
Money Market Funds–0.53%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)	0.17%	133,179	2,763,215	(2,833,611)	—	—	557	62,783	62,783
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)	0.16%	112,440	1,973,726	(2,028,323)	5	(45)	520	57,791	57,803
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)	0.20%	152,204	3,157,960	(3,238,412)	—	—	595	71,752	71,752
Total Money Market Funds		397,823	7,894,901	(8,100,346)	5	(45)	1,672		192,338
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $42,465,041)	100.19%	40,249,211	17,023,946	(11,336,691)	(8,732,106)	(593,179)	538,247		36,611,181
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2030 Fund (continued)
Schedule of Investments in Affiliated Issuers–100.19%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(c)	—	$2,658	$777,905	$(780,563)	$—	$—	$387(d)	—	$—
Invesco Private Prime Fund, 3.11%(c)	—	6,341	1,798,258	(1,804,627)	—	28	1,076(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	8,999	2,576,163	(2,585,190)	—	28	1,463		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $42,465,041)	100.19%	$40,258,210	$19,600,109	$(13,921,881)	$(8,732,106)	$(593,151)	$539,710		$36,611,181
OTHER ASSETS LESS LIABILITIES	(0.19)%								(70,877)
NET ASSETS	100.00%								$36,540,304
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2035 Fund
Schedule of Investments in Affiliated Issuers–100.89%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–5.06%
Invesco Global Real Estate Income Fund, Class R6	3.04%	$629,536	$234,379	$—	$(185,392)	$—	$12,303	90,591	$678,523
Invesco Macro Allocation Strategy Fund, Class R6	2.02%	430,682	70,375	—	(49,562)	—	—	59,407	451,495
Total Alternative Funds		1,060,218	304,754	—	(234,954)	—	12,303		1,130,018
Domestic Equity Funds–52.32%
Invesco Discovery Mid Cap Growth Fund, Class R6	5.96%	1,433,670	595,396	(200,038)	(456,510)	(39,740)	—	53,763	1,332,778
Invesco Main Street Small Cap Fund, Class R6	4.39%	992,003	249,656	(11,722)	(250,218)	1,172	—	59,161	980,891
Invesco PureBetaSM MSCI USA ETF	10.11%	1,503,774	1,584,293	(238,188)	(600,243)	9,037	24,664	63,162	2,258,673
Invesco Russell 1000 Dynamic Multifactor ETF	11.97%	2,631,685	957,892	(235,696)	(691,813)	11,941	29,466	68,459	2,674,009
Invesco S&P SmallCap Low Volatility ETF	2.47%	645,395	140,316	(93,823)	(170,658)	31,173	14,086	13,616	552,403
Invesco U.S. Managed Volatility Fund, Class R6	17.42%	3,842,374	1,241,514	(337,413)	(863,841)	9,588	—	328,181	3,892,222
Total Domestic Equity Funds		11,048,901	4,769,067	(1,116,880)	(3,033,283)	23,171	68,216		11,690,976
Fixed Income Funds–25.43%
Invesco Core Plus Bond Fund, Class R6	3.16%	643,001	207,100	—	(143,638)	—	15,289	78,934	706,463
Invesco Floating Rate ESG Fund, Class R6	1.48%	204,005	150,284	—	(24,307)	—	10,069	48,959	329,982
Invesco High Yield Bond Factor ETF	3.20%	644,373	219,913	—	(149,959)	—	28,483	34,752	714,327
Invesco Income Fund, Class R6	1.69%	307,053	113,689	(1,908)	(41,588)	(113)	8,988	53,953	377,133
Invesco Intermediate Bond Factor Fund, Class R6	2.54%	539,239	129,495	—	(100,811)	—	8,920	62,616	567,923
Invesco International Bond Fund, Class R6	1.60%	310,686	137,125	—	(90,166)	—	9,377	91,236	357,645
Invesco Short Duration Inflation Protected Fund, Class R6	1.60%	305,491	92,841	—	(40,175)	—	20,558	37,000	358,157
Invesco Taxable Municipal Bond ETF	6.83%	1,285,374	618,338	(8,491)	(367,308)	(1,353)	33,809	59,515	1,526,560
Invesco Variable Rate Investment Grade ETF	3.33%	628,079	128,842	—	(12,708)	—	8,336	30,228	744,213
Total Fixed Income Funds		4,867,301	1,797,627	(10,399)	(970,660)	(1,466)	143,829		5,682,403
Foreign Equity Funds–16.42%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	3.61%	1,172,252	334,065	(397,822)	(164,937)	(137,730)	—	28,976	805,828
Invesco Developing Markets Fund, Class R6	3.42%	1,137,371	387,161	(404,675)	(196,358)	(159,390)	—	24,104	764,109
Invesco International Select Equity Fund, Class R6	0.90%	427,096	108,545	(210,547)	(40,695)	(82,957)	—	23,868	201,442
Invesco International Small-Mid Company Fund, Class R6	1.83%	421,070	208,895	(11,054)	(210,660)	14	—	12,075	408,265
Invesco PureBetaSM FTSE Developed ex-North America ETF	1.90%	212,280	337,800	—	(126,114)	—	10,719	20,641	423,966
Invesco RAFI™ Strategic Developed ex-US ETF	3.00%	630,201	216,071	—	(175,449)	—	19,519	28,865	670,823
Invesco S&P International Developed Low Volatility ETF	1.76%	417,450	94,372	(10,336)	(107,756)	621	15,595	15,998	394,351
Total Foreign Equity Funds		4,417,720	1,686,909	(1,034,434)	(1,021,969)	(379,442)	45,833		3,668,784
Money Market Funds–1.66%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)	0.58%	106,048	2,263,390	(2,240,431)	—	—	411	129,007	129,007
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)	0.42%	80,014	1,616,708	(1,602,167)	5	(26)	318	94,515	94,534
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)	0.66%	121,198	2,586,731	(2,560,493)	—	—	440	147,436	147,436
Total Money Market Funds		307,260	6,466,829	(6,403,091)	5	(26)	1,169		370,977
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $26,031,034)	100.89%	21,701,400	15,025,186	(8,564,804)	(5,260,861)	(357,763)	271,350		22,543,158
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2035 Fund (continued)
Schedule of Investments in Affiliated Issuers–100.89%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(c)	—	$—	$1,955,517	$(1,955,517)	$—	$—	$63(d)	—	$—
Invesco Private Prime Fund, 3.11%(c)	—	—	4,571,045	(4,571,051)	—	6	169(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	6,526,562	(6,526,568)	—	6	232		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $26,031,034)	100.89%	$21,701,400	$21,551,748	$(15,091,372)	$(5,260,861)	$(357,757)	$271,582		$22,543,158
OTHER ASSETS LESS LIABILITIES	(0.89)%								(199,402)
NET ASSETS	100.00%								$22,343,756
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2040 Fund
Schedule of Investments in Affiliated Issuers–99.80%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–2.46%
Invesco Global Real Estate Income Fund, Class R6	2.08%	$504,635	$150,495	$(1,744)	$(153,071)	$69	$10,061	66,807	$500,384
Invesco Macro Allocation Strategy Fund, Class R6	0.38%	—	101,523	—	(9,996)	—	—	12,043	91,527
Total Alternative Funds		504,635	252,018	(1,744)	(163,067)	69	10,061		591,911
Domestic Equity Funds–61.07%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.58%	2,314,564	896,551	(352,812)	(682,629)	(109,650)	—	83,341	2,066,024
Invesco Main Street Small Cap Fund, Class R6	5.15%	1,405,895	381,630	(224,517)	(317,801)	(4,723)	—	74,818	1,240,484
Invesco PureBetaSM MSCI USA ETF	13.48%	2,518,932	1,918,098	(301,566)	(947,388)	58,753	35,959	90,795	3,246,829
Invesco Russell 1000 Dynamic Multifactor ETF	13.08%	3,410,082	1,031,148	(462,286)	(864,618)	36,371	35,177	80,663	3,150,697
Invesco S&P SmallCap Low Volatility ETF	2.90%	746,189	180,723	(48,284)	(185,471)	3,878	17,999	17,181	697,035
Invesco U.S. Managed Volatility Fund, Class R6	17.88%	4,575,979	904,749	(183,594)	(998,125)	8,026	—	363,155	4,307,035
Total Domestic Equity Funds		14,971,641	5,312,899	(1,573,059)	(3,996,032)	(7,345)	89,135		14,708,104
Fixed Income Funds–16.97%
Invesco Core Plus Bond Fund, Class R6	1.45%	236,716	183,568	—	(72,008)	—	7,538	38,914	348,276
Invesco Floating Rate ESG Fund, Class R6	0.19%	—	52,632	(2,213)	(3,738)	(25)	1,565	6,922	46,656
Invesco High Yield Bond Factor ETF	2.17%	485,844	150,867	—	(114,388)	—	21,751	25,411	522,323
Invesco Income Fund, Class R6	1.07%	235,490	56,166	(2,553)	(31,499)	(151)	6,830	36,832	257,453
Invesco Intermediate Bond Factor Fund, Class R6	2.51%	616,955	102,453	(3,533)	(111,014)	(95)	9,541	66,678	604,766
Invesco International Bond Fund, Class R6	1.11%	250,019	86,530	—	(69,069)	—	7,120	68,235	267,480
Invesco Short Duration Inflation Protected Fund, Class R6	0.29%	—	80,540	(2,772)	(7,898)	(60)	4,221	7,212	69,810
Invesco Taxable Municipal Bond ETF	5.32%	1,251,557	426,291	(76,155)	(316,665)	(4,913)	28,954	49,907	1,280,115
Invesco Variable Rate Investment Grade ETF	2.86%	635,346	122,138	(56,267)	(12,050)	291	7,603	28,004	689,458
Total Fixed Income Funds		3,711,927	1,261,185	(143,493)	(738,329)	(4,953)	95,123		4,086,337
Foreign Equity Funds–18.55%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	4.10%	1,472,347	340,233	(453,476)	(218,062)	(153,313)	—	35,517	987,729
Invesco Developing Markets Fund, Class R6	3.68%	1,481,885	274,688	(430,285)	(263,694)	(177,040)	—	27,935	885,554
Invesco International Select Equity Fund, Class R6	1.13%	627,575	109,517	(294,492)	(30,000)	(140,067)	—	32,291	272,533
Invesco International Small-Mid Company Fund, Class R6	1.88%	509,130	191,489	—	(247,867)	—	—	13,391	452,752
Invesco PureBetaSM FTSE Developed ex-North America ETF	2.83%	750,491	270,630	(90,285)	(268,287)	18,640	20,849	33,164	681,189
Invesco RAFI™ Strategic Developed ex-US ETF	3.04%	751,329	217,594	(49,969)	(189,593)	1,816	21,528	31,462	731,177
Invesco S&P International Developed Low Volatility ETF	1.89%	490,770	92,827	(6,794)	(120,676)	95	17,745	18,508	456,222
Total Foreign Equity Funds		6,083,527	1,496,978	(1,325,301)	(1,338,179)	(449,869)	60,122		4,467,156
Money Market Funds–0.75%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)	0.27%	84,618	2,408,418	(2,428,877)	—	—	450	64,159	64,159
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)	0.18%	43,739	1,720,299	(1,719,329)	6	(17)	317	44,689	44,698
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)	0.30%	96,706	2,752,478	(2,775,859)	—	—	482	73,325	73,325
Total Money Market Funds		225,063	6,881,195	(6,924,065)	6	(17)	1,249		182,182
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $28,072,524)	99.80%	25,496,793	15,204,275	(9,967,662)	(6,235,601)	(462,115)	255,690		24,035,690
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2040 Fund (continued)
Schedule of Investments in Affiliated Issuers–99.80%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(c)	—	$—	$1,050,554	$(1,050,554)	$—	$—	$625(d)	—	$—
Invesco Private Prime Fund, 3.11%(c)	—	—	2,458,205	(2,458,238)	—	33	1,720(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	3,508,759	(3,508,792)	—	33	2,345		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $28,072,524)	99.80%	$25,496,793	$18,713,034	$(13,476,454)	$(6,235,601)	$(462,082)	$258,035		$24,035,690
OTHER ASSETS LESS LIABILITIES	0.20%								48,010
NET ASSETS	100.00%								$24,083,700
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2045 Fund
Schedule of Investments in Affiliated Issuers–100.79%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–0.32%
Invesco Global Real Estate Income Fund, Class R6	0.32%	$—	$46,601	$—	$(10,870)	$—	$743	4,770	$35,731
Domestic Equity Funds–67.58%
Invesco Discovery Mid Cap Growth Fund, Class R6	9.23%	946,495	522,729	(91,285)	(329,254)	(27,643)	—	41,188	1,021,042
Invesco Main Street Small Cap Fund, Class R6	5.89%	630,619	226,006	(44,344)	(162,521)	1,608	—	39,286	651,368
Invesco PureBetaSM MSCI USA ETF	16.12%	1,250,754	1,161,760	(150,638)	(487,046)	7,877	19,426	49,852	1,782,707
Invesco Russell 1000 Dynamic Multifactor ETF	16.17%	1,770,140	722,013	(251,460)	(481,941)	29,415	19,689	45,780	1,788,167
Invesco S&P SmallCap Low Volatility ETF	2.88%	309,988	92,290	(2,983)	(81,244)	100	7,996	7,842	318,151
Invesco U.S. Managed Volatility Fund, Class R6	17.29%	1,767,488	623,661	(58,976)	(418,978)	(893)	—	161,241	1,912,302
Total Domestic Equity Funds		6,675,484	3,348,459	(599,686)	(1,960,984)	10,464	47,111		7,473,737
Fixed Income Funds–11.31%
Invesco Core Plus Bond Fund, Class R6	0.19%	—	24,570	—	(4,132)	—	460	2,284	20,438
Invesco High Yield Bond Factor ETF	1.62%	149,695	68,535	(2,338)	(37,056)	(69)	6,973	8,697	178,767
Invesco Income Fund, Class R6	0.19%	—	23,589	—	(2,486)	—	535	3,019	21,103
Invesco Intermediate Bond Factor Fund, Class R6	2.57%	260,448	82,925	(9,984)	(47,945)	(1,142)	4,259	31,345	284,302
Invesco International Bond Fund, Class R6	0.17%	—	24,553	—	(5,270)	—	540	4,919	19,283
Invesco Taxable Municipal Bond ETF	4.30%	412,461	189,316	(11,474)	(113,550)	(1,484)	10,423	18,529	475,269
Invesco Variable Rate Investment Grade ETF	2.27%	198,626	60,632	(3,884)	(4,327)	151	2,711	10,203	251,198
Total Fixed Income Funds		1,021,230	474,120	(27,680)	(214,766)	(2,544)	25,901		1,250,360
Foreign Equity Funds–20.83%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	4.43%	653,355	208,702	(196,461)	(106,432)	(69,181)	—	17,619	489,983
Invesco Developing Markets Fund, Class R6	4.29%	645,975	227,610	(183,058)	(138,739)	(77,741)	—	14,954	474,047
Invesco International Select Equity Fund, Class R6	1.23%	253,368	91,404	(133,468)	(10,898)	(64,521)	—	16,100	135,885
Invesco International Small-Mid Company Fund, Class R6	1.97%	198,838	129,179	—	(110,494)	—	—	6,434	217,523
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.99%	404,840	201,412	(10,147)	(155,437)	1,127	13,059	21,509	441,795
Invesco RAFI™ Strategic Developed ex-US ETF	2.93%	312,751	109,024	(10,311)	(88,820)	1,089	9,447	13,930	323,733
Invesco S&P International Developed Low Volatility ETF	1.99%	198,702	82,097	(2,511)	(58,210)	120	8,358	8,933	220,198
Total Foreign Equity Funds		2,667,829	1,049,428	(535,956)	(669,030)	(209,107)	30,864		2,303,164
Money Market Funds–0.75%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)	0.26%	50,583	1,250,281	(1,271,995)	—	—	222	28,869	28,869
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)	0.19%	36,647	893,057	(909,070)	2	(14)	162	20,617	20,622
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)	0.30%	57,809	1,428,893	(1,453,708)	—	—	238	32,994	32,994
Total Money Market Funds		145,039	3,572,231	(3,634,773)	2	(14)	622		82,485
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $12,819,575)	100.79%	10,509,582	8,490,839	(4,798,095)	(2,855,648)	(201,201)	105,241		11,145,477
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2045 Fund (continued)
Schedule of Investments in Affiliated Issuers–100.79%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(c)	—	$—	$1,371,033	$(1,371,033)	$—	$—	$108(d)	—	$—
Invesco Private Prime Fund, 3.11%(c)	—	—	3,333,153	(3,333,153)	—	—	288(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	4,704,186	(4,704,186)	—	—	396		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $12,819,575)	100.79%	$10,509,582	$13,195,025	$(9,502,281)	$(2,855,648)	$(201,201)	$105,637		$11,145,477
OTHER ASSETS LESS LIABILITIES	(0.79)%								(87,231)
NET ASSETS	100.00%								$11,058,246
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2050 Fund
Schedule of Investments in Affiliated Issuers–99.99%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Domestic Equity Funds–71.72%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.31%	$1,504,027	$598,772	$(36,335)	$(552,928)	$(15,746)	$—	60,419	$1,497,790
Invesco Main Street Small Cap Fund, Class R6	6.09%	1,156,101	286,172	(55,985)	(284,098)	(4,253)	—	66,221	1,097,937
Invesco PureBetaSM MSCI USA ETF	19.12%	2,784,369	1,803,656	(182,277)	(978,229)	19,924	39,308	96,405	3,447,443
Invesco Russell 1000 Dynamic Multifactor ETF	18.60%	3,526,641	926,286	(232,948)	(906,377)	38,488	37,347	85,819	3,352,090
Invesco S&P SmallCap Low Volatility ETF	3.29%	639,665	118,708	(11,695)	(156,963)	3,866	15,098	14,631	593,581
Invesco U.S. Managed Volatility Fund, Class R6	16.31%	2,970,457	688,357	(45,043)	(672,104)	(2,212)	—	247,846	2,939,455
Total Domestic Equity Funds		12,581,260	4,421,951	(564,283)	(3,550,699)	40,067	91,753		12,928,296
Fixed Income Funds–6.13%
Invesco High Yield Bond Factor ETF	0.27%	—	60,265	—	(11,098)	—	2,139	2,392	49,167
Invesco Intermediate Bond Factor Fund, Class R6	2.18%	362,234	98,861	—	(68,723)	—	6,002	43,260	392,372
Invesco Taxable Municipal Bond ETF	2.45%	362,197	228,332	(39,645)	(103,865)	(6,301)	9,936	17,182	440,718
Invesco Variable Rate Investment Grade ETF	1.23%	180,532	45,865	—	(3,980)	—	2,565	9,034	222,417
Total Fixed Income Funds		904,963	433,323	(39,645)	(187,666)	(6,301)	20,642		1,104,674
Foreign Equity Funds–21.78%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	4.57%	1,205,045	234,917	(304,545)	(192,303)	(119,158)	—	29,628	823,956
Invesco Developing Markets Fund, Class R6	4.50%	1,200,482	353,149	(357,283)	(219,734)	(165,437)	—	25,589	811,177
Invesco International Select Equity Fund, Class R6	1.44%	547,693	125,799	(263,045)	(19,326)	(132,630)	—	30,627	258,491
Invesco International Small-Mid Company Fund, Class R6	2.08%	403,682	187,166	(7,388)	(208,612)	133	—	11,091	374,981
Invesco PureBetaSM FTSE Developed ex-North America ETF	4.33%	743,859	356,384	(40,518)	(268,880)	(10,962)	23,060	37,969	779,883
Invesco RAFI™ Strategic Developed ex-US ETF	2.90%	558,464	112,838	(7,340)	(142,304)	917	16,334	22,486	522,575
Invesco S&P International Developed Low Volatility ETF	1.96%	361,813	85,692	—	(93,531)	—	13,816	14,360	353,974
Total Foreign Equity Funds		5,021,038	1,455,945	(980,119)	(1,144,690)	(427,137)	53,210		3,925,037
Money Market Funds–0.36%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)	0.13%	73,058	1,840,428	(1,890,497)	—	—	365	22,989	22,989
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)	0.09%	53,163	1,314,591	(1,351,305)	5	(19)	266	16,431	16,435
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)	0.14%	83,494	2,103,348	(2,160,568)	—	—	392	26,274	26,274
Total Money Market Funds		209,715	5,258,367	(5,402,370)	5	(19)	1,023		65,698
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $20,913,189)	99.99%	18,716,976	11,569,586	(6,986,417)	(4,883,050)	(393,390)	166,628		18,023,705

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(c)	—	23,637	629,047	(652,684)	—	—	409(d)	—	—
Invesco Private Prime Fund, 3.11%(c)	—	55,153	1,466,376	(1,521,637)	5	103	1,130(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	78,790	2,095,423	(2,174,321)	5	103	1,539		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $20,913,189)	99.99%	$18,795,766	$13,665,009	$(9,160,738)	$(4,883,045)	$(393,287)	$168,167		$18,023,705
OTHER ASSETS LESS LIABILITIES	0.01%								1,976
NET ASSETS	100.00%								$18,025,681
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2055 Fund
Schedule of Investments in Affiliated Issuers–100.59%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Domestic Equity Funds–72.62%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.13%	$477,566	$281,431	$(32,490)	$(172,894)	$(11,992)	$—	21,848	$541,621
Invesco Main Street Small Cap Fund, Class R6	6.23%	374,943	142,174	(4,303)	(97,622)	(285)	—	25,025	414,907
Invesco PureBetaSM MSCI USA ETF	19.45%	901,330	771,512	(26,534)	(353,840)	2,759	14,365	36,220	1,295,227
Invesco Russell 1000 Dynamic Multifactor ETF	19.10%	1,140,598	495,386	(52,637)	(317,476)	6,313	13,632	32,570	1,272,184
Invesco S&P SmallCap Low Volatility ETF	3.40%	207,839	74,625	—	(55,961)	—	5,542	5,583	226,503
Invesco U.S. Managed Volatility Fund, Class R6	16.31%	959,066	383,813	(24,549)	(231,139)	(908)	—	91,593	1,086,283
Total Domestic Equity Funds		4,061,342	2,148,941	(140,513)	(1,228,932)	(4,113)	33,539		4,836,725
Fixed Income Funds–5.02%
Invesco Intermediate Bond Factor Fund, Class R6	2.01%	119,752	36,486	—	(22,486)	—	1,950	14,747	133,752
Invesco Taxable Municipal Bond ETF	2.06%	116,975	53,141	(1,103)	(31,363)	(38)	2,813	5,365	137,612
Invesco Variable Rate Investment Grade ETF	0.95%	56,084	8,177	—	(1,111)	—	720	2,565	63,150
Total Fixed Income Funds		292,811	97,804	(1,103)	(54,960)	(38)	5,483		334,514
Foreign Equity Funds–22.34%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	4.79%	385,532	144,589	(103,503)	(68,913)	(38,662)	—	11,472	319,043
Invesco Developing Markets Fund, Class R6	4.39%	388,876	164,500	(129,691)	(75,159)	(55,714)	—	9,237	292,812
Invesco International Select Equity Fund, Class R6	1.43%	179,510	59,744	(89,948)	(20,528)	(33,588)	—	11,278	95,190
Invesco International Small-Mid Company Fund, Class R6	2.22%	132,839	89,354	—	(74,262)	—	—	4,375	147,931
Invesco PureBetaSM FTSE Developed ex-North America ETF	4.43%	235,286	161,150	(1,454)	(100,160)	112	8,356	14,359	294,934
Invesco RAFI™ Strategic Developed ex-US ETF	3.07%	177,978	78,950	—	(52,509)	—	5,653	8,796	204,419
Invesco S&P International Developed Low Volatility ETF	2.01%	119,413	48,904	—	(34,443)	—	4,870	5,431	133,874
Total Foreign Equity Funds		1,619,434	747,191	(324,596)	(425,974)	(127,852)	18,879		1,488,203
Money Market Funds–0.61%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)	0.21%	33,196	772,166	(791,237)	—	—	142	14,125	14,125
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)	0.15%	23,712	551,546	(565,161)	3	(10)	103	10,088	10,090
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)	0.25%	37,939	882,474	(904,270)	—	—	152	16,143	16,143
Total Money Market Funds		94,847	2,206,186	(2,260,668)	3	(10)	397		40,358
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $7,635,078)	100.59%	6,068,434	5,200,122	(2,726,880)	(1,709,863)	(132,013)	58,298		6,699,800

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(c)	—	—	1,327,176	(1,327,176)	—	—	79(d)	—	—
Invesco Private Prime Fund, 3.11%(c)	—	—	3,278,531	(3,278,631)	—	100	211(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	4,605,707	(4,605,807)	—	100	290		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $7,635,078)	100.59%	$6,068,434	$9,805,829	$(7,332,687)	$(1,709,863)	$(131,913)	$58,588		$6,699,800
OTHER ASSETS LESS LIABILITIES	(0.59)%								(39,466)
NET ASSETS	100.00%								$6,660,334
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2060 Fund
Schedule of Investments in Affiliated Issuers–100.51%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Domestic Equity Funds–72.44%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.17%	$653,657	$250,914	$(43,237)	$(220,367)	$(17,691)	$—	25,142	$623,276
Invesco Main Street Small Cap Fund, Class R6	6.28%	501,079	109,433	(8,178)	(125,779)	2,785	—	28,911	479,340
Invesco PureBetaSM MSCI USA ETF	19.77%	1,197,089	785,203	(46,142)	(423,552)	(4,027)	17,563	42,186	1,508,571
Invesco Russell 1000 Dynamic Multifactor ETF	18.99%	1,504,217	390,133	(60,641)	(384,688)	418	16,295	37,108	1,449,439
Invesco S&P SmallCap Low Volatility ETF	3.37%	274,150	56,361	(4,730)	(69,579)	850	6,655	6,336	257,052
Invesco U.S. Managed Volatility Fund, Class R6	15.86%	1,271,352	255,425	(32,000)	(280,464)	(4,328)	—	102,024	1,209,985
Total Domestic Equity Funds		5,401,544	1,847,469	(194,928)	(1,504,429)	(21,993)	40,513		5,527,663
Fixed Income Funds–5.15%
Invesco Intermediate Bond Factor Fund, Class R6	2.02%	151,843	41,568	(10,784)	(26,456)	(1,791)	2,465	17,021	154,380
Invesco Taxable Municipal Bond ETF	2.08%	151,781	50,429	(4,284)	(38,965)	(726)	3,583	6,169	158,235
Invesco Variable Rate Investment Grade ETF	1.05%	75,857	7,302	(1,729)	(1,418)	3	916	3,250	80,015
Total Fixed Income Funds		379,481	99,299	(16,797)	(66,839)	(2,514)	6,964		392,630
Foreign Equity Funds–22.35%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	4.78%	518,140	114,275	(133,395)	(84,570)	(49,851)	—	13,110	364,599
Invesco Developing Markets Fund, Class R6	4.42%	513,027	137,943	(146,553)	(102,342)	(64,677)	—	10,643	337,398
Invesco International Select Equity Fund, Class R6	1.39%	238,843	50,330	(115,219)	(21,131)	(46,674)	—	12,577	106,149
Invesco International Small-Mid Company Fund, Class R6	2.24%	169,327	93,054	(1,720)	(89,757)	(86)	—	5,052	170,818
Invesco PureBetaSM FTSE Developed ex-North America ETF	4.58%	310,760	164,597	(5,148)	(120,784)	227	10,185	17,023	349,652
Invesco RAFI™ Strategic Developed ex-US ETF	2.95%	237,709	60,444	(11,974)	(62,740)	1,222	6,866	9,667	224,661
Invesco S&P International Developed Low Volatility ETF	1.99%	151,652	43,164	(2,256)	(40,527)	107	5,775	6,172	152,140
Total Foreign Equity Funds		2,139,458	663,807	(416,265)	(521,851)	(159,732)	22,826		1,705,417
Money Market Funds–0.57%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)	0.16%	36,215	671,094	(694,863)	—	—	135	12,446	12,446
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)	0.22%	23,461	479,353	(485,869)	4	(14)	135	16,931	16,935
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)	0.19%	41,389	766,964	(794,129)	—	—	144	14,224	14,224
Total Money Market Funds		101,065	1,917,411	(1,974,861)	4	(14)	414		43,605
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $8,659,179)	100.51%	8,021,548	4,527,986	(2,602,851)	(2,093,115)	(184,253)	70,717		7,669,315

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(c)	—	—	726,077	(726,077)	—	—	6(d)	—	—
Invesco Private Prime Fund, 3.11%(c)	—	—	1,694,145	(1,694,145)	—	—	16(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	2,420,222	(2,420,222)	—	—	22		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $8,659,179)	100.51%	$8,021,548	$6,948,208	$(5,023,073)	$(2,093,115)	$(184,253)	$70,739		$7,669,315
OTHER ASSETS LESS LIABILITIES	(0.51)%								(39,204)
NET ASSETS	100.00%								$7,630,111
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Peak Retirement™ 2065 Fund
Schedule of Investments in Affiliated Issuers–100.42%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Domestic Equity Funds–72.66%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.02%	$468,662	$247,580	$(20,889)	$(175,982)	$(10,210)	$—	20,539	$509,161
Invesco Main Street Small Cap Fund, Class R6	6.18%	366,309	140,965	(14,497)	(97,869)	(2,488)	—	23,668	392,420
Invesco PureBetaSM MSCI USA ETF	19.87%	880,586	801,238	(73,583)	(343,825)	(2,410)	14,264	35,291	1,262,006
Invesco Russell 1000 Dynamic Multifactor ETF	19.11%	1,114,386	461,420	(57,457)	(302,915)	(1,527)	13,166	31,078	1,213,907
Invesco S&P SmallCap Low Volatility ETF	3.41%	205,547	72,230	(5,727)	(54,989)	(376)	5,485	5,341	216,685
Invesco U.S. Managed Volatility Fund, Class R6	16.07%	936,993	365,524	(52,532)	(228,201)	(855)	—	86,082	1,020,929
Total Domestic Equity Funds		3,972,483	2,088,957	(224,685)	(1,203,781)	(17,866)	32,915		4,615,108
Fixed Income Funds–5.07%
Invesco Intermediate Bond Factor Fund, Class R6	1.98%	117,773	40,329	(9,901)	(21,331)	(1,292)	1,964	13,845	125,578
Invesco Taxable Municipal Bond ETF	1.98%	117,404	46,709	(7,006)	(30,136)	(1,337)	2,853	4,898	125,634
Invesco Variable Rate Investment Grade ETF	1.11%	58,716	17,321	(4,115)	(1,133)	(80)	758	2,872	70,709
Total Fixed Income Funds		293,893	104,359	(21,022)	(52,600)	(2,709)	5,575		321,921
Foreign Equity Funds–22.08%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	4.74%	381,932	161,480	(134,356)	(58,742)	(49,198)	—	10,828	301,116
Invesco Developing Markets Fund, Class R6	4.51%	382,309	191,232	(155,410)	(63,842)	(67,840)	—	9,036	286,449
Invesco International Select Equity Fund, Class R6	1.38%	176,022	55,477	(90,792)	(14,512)	(38,370)	—	10,406	87,825
Invesco International Small-Mid Company Fund, Class R6	2.11%	132,031	81,514	(6,912)	(71,700)	(1,073)	—	3,959	133,860
Invesco PureBetaSM FTSE Developed ex-North America ETF	4.34%	234,640	142,309	(3,673)	(96,727)	(1,108)	8,438	13,410	275,441
Invesco RAFI™ Strategic Developed ex-US ETF	3.04%	176,159	69,570	(2,645)	(49,188)	(563)	5,668	8,319	193,333
Invesco S&P International Developed Low Volatility ETF	1.96%	117,466	39,949	—	(32,760)	—	4,711	5,057	124,655
Total Foreign Equity Funds		1,600,559	741,531	(393,788)	(387,471)	(158,152)	18,817		1,402,679
Money Market Funds–0.61%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)	0.19%	—	811,147	(799,096)	—	—	115	12,051	12,051
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)	0.20%	9,691	579,390	(576,379)	4	(15)	119	12,689	12,691
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)	0.22%	—	927,025	(913,252)	—	—	124	13,773	13,773
Total Money Market Funds		9,691	2,317,562	(2,288,727)	4	(15)	358		38,515
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $7,284,130)	100.42%	5,876,626	5,252,409	(2,928,222)	(1,643,848)	(178,742)	57,665		6,378,223

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(c)	—	—	466,348	(466,348)	—	—	4(d)	—	—
Invesco Private Prime Fund, 3.11%(c)	—	—	1,088,121	(1,088,121)	—	—	10(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	1,554,469	(1,554,469)	—	—	14		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $7,284,130)	100.42%	$5,876,626	$6,806,878	$(4,482,691)	$(1,643,848)	$(178,742)	$57,679		$6,378,223
OTHER ASSETS LESS LIABILITIES	(0.42)%								(26,805)
NET ASSETS	100.00%								$6,351,418
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of September 30, 2022, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Peak Retirement™ 2025 Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$21,638,159	$—	$—	$21,638,159
Money Market Funds	201,403	40,501	—	241,904
Total Investments	$21,839,562	$40,501	$—	$21,880,063
Invesco Peak RetirementTM Funds